UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 10 , 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $202,322 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      348     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     2355     8301 SH       Sole                                       8301
Automatic Data Processing Inc  COM              053015103     6232   148269 SH       Sole                                     148269
Canon Inc. ADR                 COM              138006309     7635   163418 SH       Sole                                     163418
Cisco Systems                  COM              17275R102     3396   155064 SH       Sole                                     155064
Coca Cola Co Com               COM              191216100     7563   129231 SH       Sole                                     129231
Donaldson Inc                  COM              257651109    10309   218744 SH       Sole                                     218744
Dorchester Minerals LP Com Uni COM              25820R105     1426    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108     7581   145199 SH       Sole                                     145199
Echelon                        COM              27874n105      479    56000 SH       Sole                                      56000
Ecolab Inc                     COM              278865100     6424   126610 SH       Sole                                     126610
Emerson Electric Co            COM              291011104     7982   151571 SH       Sole                                     151571
Exxon Mobil Corp     Com       COM              30231g102     2702    43734 SH       Sole                                      43734
FedEx Corp                     COM              31428x106     6002    70203 SH       Sole                                      70203
Illinois Tool Works            COM              452308109     7109   151185 SH       Sole                                     151185
Intel Corp                     COM              458140100     3315   172655 SH       Sole                                     172655
Johnson & Johnson              COM              478160104     7215   116448 SH       Sole                                     116448
Luminex Corp Com               COM              55027E102      861    53788 SH       Sole                                      53788
Microsoft Corp                 COM              594918104     4386   179111 SH       Sole                                     179111
Molex Inc.                     COM              608554101     6009   287077 SH       Sole                                     287077
National Instr Corp            COM              636518102     3725   114045 SH       Sole                                     114045
Nokia                          COM              654902204     1490   148522 SH       Sole                                     148522
Nordson Corp                   COM              655663102     9373   127196 SH       Sole                                     127196
Novartis ADR                   COM              66987V109     6780   117573 SH       Sole                                     117573
Paccar                         COM              693718108     5409   112345 SH       Sole                                     112345
PepsiCo Inc                    COM              713448108     6312    95009 SH       Sole                                      95009
Procter & Gamble               COM              742718109     9006   150172 SH       Sole                                     150172
Sabine Royalty Trust UBI       COM              785688102      742    14000 SH       Sole                                      14000
San Juan Basin Royalty Trust   COM              798241105    15233   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108     7132   115758 SH       Sole                                     115758
Sigma Aldrich                  COM              826552101     9042   149759 SH       Sole                                     149759
Spdr Gold Trust Gold Shs       COM              78463v107      242     1895 SH       Sole                                       1895
Sysco Corp                     COM              871829107     6012   210798 SH       Sole                                     210798
Telefonica de Espana           COM              879382208     1008    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     6147    92174 SH       Sole                                      92174
W.W. Grainger                  COM              384802104     9457    79394 SH       Sole                                      79394
Wal-Mart Stores                COM              931142103     5883   109919 SH       Sole                                     109919
REPORT SUMMARY		       37 DATA RECORDS		     202322         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

